Shareholder Report, Line Graph (Details) 197239_Pacer WealthShield ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Dec. 11, 2017	Apr. 30, 2026
Pacer WealthShield ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer WealthShield ETF NAV
Accumulated Value	$ 13,553	$ 12,053	$ 11,582	$ 12,602	$ 13,307	$ 9,857	$ 10,166	$ 10,023	$ 10,000	$ 14,315
Pacer WealthShield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer WealthShield Index
Accumulated Value	13,841	12,282	11,736	12,723	13,449	9,934	10,304	10,045	10,000	$ 14,649
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value	23,692	21,135	17,230	16,783	16,748	11,472	11,374	10,022	10,000	$ 31,048
S&P U.S. Treasury Bond 20+ Year Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P U.S. Treasury Bond 20+ Year Total Return Index
Accumulated Value	$ 8,610	$ 8,151	$ 9,458	$ 10,335	$ 11,823	$ 14,007	$ 10,150	$ 9,504	$ 10,000	$ 8,637